Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Total	$ 16,042,721		$ 14,021,473
Current	1,216,634	$ 43,327	722,794
Noncurrent	14,826,087	$ 527,995	13,298,679
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	9,654,682		8,381,085
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	3,299,004		3,299,419
Funds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	2,674,476		2,195,524
Convertible bonds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	412,175		$ 145,445
Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 2,384